Sale Of Equipment Installment Receivables (Finance Receivables) (Details) - USD ($) $ in Millions		12 Months Ended			31 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Changes In Other Assets [Line Items]
Receivables sold during period		$ 7,629	$ 7,436	$ 4,707
Cash proceeds received		731	536
Deferred purchase price recorded		2,368	2,266	1,629
Finance Receivables, Net [Member]
Changes In Other Assets [Line Items]
Receivables sold during period	[1]	6,913	6,704	4,126
Cash proceeds received		$ 4,574	$ 4,439	$ 2,528	$ 3,436

[1]	Receivables net of allowance, imputed interest and trade-in right guarantees.